Stockholders' Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Stock Options Activity

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2020	442,172	$2.53
Exercisable – December 31, 2020	219,085	$1.31
Granted	-	$-
Exercised	(45,046)	$0.40
Forfeited/Cancelled	-	$-
Outstanding – March 31, 2021	397,126	$2.77
Exercisable – March 31, 2021	256,345	$2.18

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2018	157,664	$0.42
Exercisable – December 31, 2018	-	$-
Granted	106,762	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2019	264,426	$0.41
Exercisable – December 31, 2019	117,218	$0.42
Granted	213,784	$4.79
Exercised	-	$-
Forfeited/Cancelled	(36,038)	$0.40
Outstanding – December 31, 2020	442,172	$2.53
Exercisable – December 31, 2020	219,085	$1.31

Schedule of Stock Options Outstanding and Exercisable
	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 - $6.50	397,126	6.09	$2.77	256,345	$2.18

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40- $6.50	442,172	6.00	$2.53	219,085	$1.31

Schedule of Warrants Activity

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2020	110,859	$6.06
Exercisable – December 31, 2020	22,524	$0.40
Granted	400,000	$3.75
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – March 31, 2021	510,859	$4.25
Exercisable – March 31, 2021	22,524	$0.40

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2018	-	$-
Exercisable – December 31, 2018	-	$-
Granted	22,524	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2019	22,524	$0.40
Exercisable – December 31, 2019	22,524	$0.40
Granted	88,335	$7.50
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2020	110,859	$6.06
Exercisable – December 31, 2020	22,524	$0.40

Schedule of Warrants Outstanding and Exercisable
	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 - $7.50	510,859	4.89	$4.25	22,524	$0.40

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40- $7.50	110,859	5.51	$6.06	22,524	$0.40

Schedule of Restricted Stock Unit Activity

The following is a summary of the Company’s RSU activity:

	RSU	Weighted Average Exercise Price
Outstanding – December 31, 2020	34,000	$4.53
Exercisable – December 31, 2020	8,500	$4.53
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – March 31, 20201	34,000	$4.53
Exercisable – March 31, 2021	17,000	$4.53

The following is a summary of the Company’s RSU activity:

	RSU	Weighted Average Exercise Price
Outstanding – December 31, 2019	-	$-
Exercisable – December 31, 2019	-	$-
Granted	34,000	$4.53
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2020	34,000	$4.53
Exercisable – December 31, 2020	8,500	$4.53